Related Party Transactions - Disclosure of detailed information about transactions and outstanding balances relating to key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Salaries, fees, benefits and professional fees	$ 3,602	$ 1,721
Share-based compensation	1,700	911
Total	$ 5,302	$ 2,632